Consolidated Statements of Financial Position (Parenthetical) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Statement of financial position [abstract]
Receivables due from related parties	$ 366	$ 406
Trade accounts payable and other to related parties	$ 201	$ 260
Shares authorized (in shares)	1,151,576,921	1,151,576,921
Shares issued (in shares)	1,021,903,623	1,021,903,623
Shares outstanding (in shares)	1,013,568,258	1,019,916,787
Treasury shares (in shares)	8,335,365	1,986,836